Segment Results - Corporate Divisions - Corporate & Other (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ (46)	€ 134	€ (45)	€ 134
Corporate & Other [Member]
Corporate & Other [Line Items]
Net revenues		(208)	(261)	(751)	(175)
Provision for credit losses		29	(4)	38	(3)
Noninterest expenses [Abstract]
Compensation and benefits		926	841	1,846	1,654
General and administrative expenses		667	(549)	(58)	(1,127)
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	0	0	(1)
Total noninterest expenses		1,593	293	1,788	526
Noncontrolling interests		(60)	(51)	(102)	(89)
Profit (loss) before tax		€ (1,770)	€ (499)	€ (2,476)	€ (610)
Employees (full time equivalent)	[1]	35,710	33,470	35,710	33,470
Risk-weighted assets in divisions(RWA)	[1]	€ 32,000	€ 41,000	€ 32,000	€ 41,000
Leverage exposure in divisions	[1]	€ 36,000	€ 34,000	€ 36,000	€ 34,000

[1]	As of quarter-end